ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Expenses and income (loss)
Other operating income	¥ 63,859	$ 8,994	¥ 120,921	¥ 156,714
Others, net	146,782	20,674	117,625	109,828
Net loss	(1,957,543)	(275,715)	(2,008,005)	(2,471,127)
Net loss available to ordinary shareholders of Dada Nexus Limited	(1,957,543)	(275,715)	(2,008,005)	(2,471,127)
Net loss	(1,957,543)	(275,715)	(2,008,005)	(2,471,127)
Other comprehensive (loss)/income
Foreign currency translation adjustments	89,780	12,645	333,507	(39,487)
Total comprehensive loss	(1,867,763)	(263,070)	(1,674,498)	(2,510,614)
Reportable legal entity | Parent
Expenses and income (loss)
Operating expenses	(639,963)	(90,137)	(668,231)	(358,458)
Other operating income	9,871	1,390	18,163	13,334
Others, net	72,404	10,197	31,068	29,322
Equity in losses of subsidiaries, VIE and VIE's subsidiaries	(1,399,855)	(197,165)	(1,389,005)	(2,155,325)
Net loss	(1,957,543)	(275,715)	(2,008,005)	(2,471,127)
Net loss available to ordinary shareholders of Dada Nexus Limited	(1,957,543)	(275,715)	(2,008,005)	(2,471,127)
Net loss	(1,957,543)	(275,715)	(2,008,005)	(2,471,127)
Other comprehensive (loss)/income
Foreign currency translation adjustments	89,780	12,645	333,507	(39,487)
Total comprehensive loss	¥ (1,867,763)	$ (263,070)	¥ (1,674,498)	¥ (2,510,614)